SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2009	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 The Banks [Member]	Jun. 30, 2013 Linked To Dollar [Member]	Dec. 31, 2012 Linked To Dollar [Member]	Dec. 31, 2011 Linked To Dollar [Member]	Jun. 30, 2013 Linked To Euro [Member]	Dec. 31, 2012 Linked To Euro [Member]	Dec. 31, 2011 Linked To Euro [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2012							2.50%
Credit from banks		$ 180	$ 183	$ 190		$ 180	$ 183	$ 190
Amount of debt extinguished	675				2,400
Total debt, amount maturing in 5 years			1,000		1,000
Total debt, amount maturing in 10 years			$ 600		$ 600